Other assets	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Other assets	Other assets

	2022	2021
Advances to employees (a)	2,585	427
Prepaid expenses (b)	3,806	2,794
Other current assets	462	338
Other current assets	6,853	3,559
Prepaid expenses (b)	95	184
Deposit/guarantee on lease agreements (e)	1,782	3,043
Other non-current assets	71	—
Other non-current assets	1,948	3,227
(a)Advances to employees increased during 2022 due to the increase in travel and business activity since the lifting of travel restrictions globally. The Group provides cash advances to employees to cover such business-related expenses.
(b)Prepaid expenses are composed mainly of IT services paid in advance, such as renewal of licenses and technical support services. These items will be recorded as general and administrative expenses in the period they are related to.
(c)Deposits and guarantees on lease agreements are subject to reimbursement at the end of the lease contract period. Interest is not charged on these deposits.